Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

December 31,	2021	2020
Computer equipment	$841	$909
Vehicles and vehicle equipment	1,457	3,120
Office equipment and furniture	1,253	1,260
Leasehold improvements	11,534	11,547
Less: accumulated depreciation and amortization	(4,354)	(4,399)

Property and Equipment, Net	$10,731	$12,437

Depreciation expense was $2,524,000 and $4,624,000 for the years ended December 31, 2021 and 2020, respectively.
During the first quarter of 2021, Getaround recognized an impairment of $381,000 within Depreciation and amortization on the consolidated statement of operations to write off the unused property and equipment.